Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Asia
Holdings [Line Items]
Percent of Total Investments	79.60%
Class A | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	10.90%
Class A | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	2.50%
Class A | Europe
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class C | Asia
Holdings [Line Items]
Percent of Total Investments	79.60%
Class C | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	10.90%
Class C | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
Class C | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	2.50%
Class C | Europe
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class R | Asia
Holdings [Line Items]
Percent of Total Investments	79.60%
Class R | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	10.90%
Class R | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
Class R | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	2.50%
Class R | Europe
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class R6 | Asia
Holdings [Line Items]
Percent of Total Investments	79.60%
Class R6 | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	10.90%
Class R6 | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
Class R6 | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	2.50%
Class R6 | Europe
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Advisor Class | Asia
Holdings [Line Items]
Percent of Total Investments	79.60%
Advisor Class | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	10.90%
Advisor Class | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
Advisor Class | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	2.50%
Advisor Class | Europe
Holdings [Line Items]
Percent of Total Investments	1.50%
Advisor Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%